Convertible Notes	12 Months Ended
Dec. 31, 2022
Convertible Notes [Abstract]
CONVERTIBLE NOTES

NOTE 6 - CONVERTIBLE NOTES

The following table summarizes the convertible notes and related activity as of December 31, 2022:

Note Holder	Date	Maturity Date	Interest	Balance December 31, 2021	Additions	Conversions/ Repayments	Balance December 31, 2022
Granite Global Investments Ltd	4/7/2021	4/7/2022	10%	$36,500	$—	$(36,500)		$—
Granite Global Investments Ltd	4/9/2021	4/9/2022	10%	$100,000	$—	$(100,000)		$—
Power Up Lending Group LTD	7/22/2021	7/22/2022	10%	$58,850	$—	$(58,850)		$—
Power Up Lending Group LTD	8/26/2021	8/26/2022	10%	$58,850	$—	$(58,850)		$—
Power Up Lending Group LTD	9/22/2021	9/22/2022	10%	$58,850	$—	$(58,850)		$—
Power Up Lending Group LTD	10/12/2021	10/12/2022	10%	$86,350	$—	$(86,350)	$
			Total	$399,400	$—	$(339,400)		$—
		Less debt discount		(206,157)				—
				$193,243				$—

A summary of the activity of the derivative liability for the notes above is as follows:

Balance at December 31, 2020	$700,719
Increase to derivative due to new issuances	1,087,302
Decrease to derivative due to conversion/repayments	(3,098,325)
Derivative loss due to mark to market adjustment	1,601,016
Balance at December 31, 2021	$290,712
Decrease to derivative due to conversion/repayments	(287,664)
Derivative loss due to mark to market adjustment	(3,048)
Balance at December 31, 2022	$—

A summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability that are categorized within Level 3 of the fair value hierarchy at the time of conversion is as follows:

Inputs
Stock price	$0.01 – 0.0175
Conversion price	$0.0097 – 0.0175
Volatility (annual)	169.37% – 177.63%
Risk-free rate	.39% – 1.25%
Dividend rate	–
Years to maturity	.25 – .50

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s management.